Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2014
Leasing Arrangements [Abstract]
Schedule of Future Minimum Rental Payments	The following is a schedule of future minimum rental payments required under the above operating lease as of December 31, 2014:

Year ending December 31	Amount
2015	$45,000
2016	$22,500